Inventories, net (Details) - Schedule of inventories, net - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of inventories, net [Abstract]
Raw materials and supplies	$ 42,701	$ 38,024
Products in process	7,412	6,240
Finished products and merchandise	41,492	31,791
Inventory in transit	11,531	9,645
Subtotal	103,136	85,700
Less: Provision	(6,303)	(6,270)
Total	$ 96,833	$ 79,430